Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2015		2014		2013
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$9,108.6	$713.2	$9,087.0	$683.0	$8,601.5	$542.9
Direct	8,185.9	403.4	7,474.0	423.4	6,740.1	473.9
Total Personal Lines[1]	17,294.5	1,116.6	16,561.0	1,106.4	15,341.6	1,016.8
Commercial Lines	1,995.9	318.3	1,837.5	315.8	1,761.6	114.1
Property[2]	609.1	61.3	0	0	0	0
Other indemnity[3]	(0.4)	(1.0)	0	(11.9)	0.2	(10.8)
Total underwriting operations	19,899.1	1,495.2	18,398.5	1,410.3	17,103.4	1,120.1
Fees and other revenues[4]	302.0	NA	309.1	NA	291.8	NA
Service businesses	86.3	8.8	56.0	5.1	39.6	0.8
Investments[5]	567.3	544.5	632.6	613.7	740.4	721.6
Gains (losses) on extinguishment of debt	(0.9)	(0.9)	(4.8)	(4.8)	(4.3)	(4.3)
Interest expense	NA	(136.0)	NA	(116.9)	NA	(118.2)
Consolidated total	$20,853.8	$1,911.6	$19,391.4	$1,907.4	$18,170.9	$1,720.0

NA = Not Applicable
[1] Personal auto insurance accounted for 92% of the total Personal Lines segment net premiums earned in 2015, compared to 92% in 2014 and 91% in 2013; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, manufactured homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
2 We began reporting our Property business as a segment on April 1, 2015, when we acquired a controlling interest in ARX; Property business written prior to that date was negligible. During 2015, amounts include $45.2 million of amortization/depreciation expense associated with the acquisition of a controlling interest in ARX. Although this expense is included in our Property segment, it is not reported in the consolidated results of ARX Holding Corp. and, therefore, will not affect the value of the noncontrolling interest.
[3] Our professional liability group recognized $0.4 million of reinstatement premiums paid to our reinsurers pursuant to their reinsurance contracts during 2015. This premium reduction is reflected in our companywide total results. In total, our run-off businesses generated an underwriting loss of $1.0 million in 2015.
[4] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations
Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2015		2014		2013
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	7.8%	92.2	7.5%	92.5	6.3%	93.7
Direct	4.9	95.1	5.7	94.3	7.0	93.0
Total Personal Lines	6.5	93.5	6.7	93.3	6.6	93.4
Commercial Lines	15.9	84.1	17.2	82.8	6.5	93.5
Property[1]	10.1	89.9	0	0	0	0
Other indemnity[2]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.5	92.5	7.7	92.3	6.5	93.5

[1] Included is 7.4 points of amortization/depreciation expense associated with the acquisition of a controlling interest in ARX.
[2] Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.